LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of finance lease liabilities [Abstract]
Schedule of Carrying Values of Finance Lease Liabilities
	December 31, 2022 US$’000	December 31, 2021 US$’000
Current liabilities
Lease liabilities related to Right of Use assets	1,631	1,878
Sale and leaseback liabilities	45	102

	1,676	1,980

Non-Current liabilities
Lease liabilities related to Right of Use assets	12,267	13,790
Sale and leaseback liabilities	-	75
	12,267	13,865

Schedule of Finance Lease Liabilities Payable
	December 31, 2022 US$’000			December 31, 2022 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback Liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,249	618	1,631	46	1	45
In more than one year, but not more than two	2,240	561	1,679	-	-	-
In more than two years but not more than five	5,739	1,217	4,522	-	-	-
more than five years	6,968	902	6,066	-	-	-

	17,196	3,298	13,898	46	1	45

	December 31, 2021 US$’000			December 31, 2021 US$’000
	Lease liabilities related to Right of Use assets			Sale and leaseback Liabilities
	Minimum lease payments	Interest	Principal	Minimum lease payments	Interest	Principal
Less than one year	2,575	697	1,878	109	7	102
In more than one year, but not more than two	2,175	621	1,554	77	2	75
In more than two years but not more than five	5,985	1,469	4,516	-	-	-
more than five years	8,992	1,272	7,720	-	-	-

	19,727	4,059	15,668	186	9	177

Schedule of Outstanding Interest Bearing Loans and Borrowings
Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	USD	5.51%	2023	45	45

The terms and conditions of outstanding interest bearing loans and borrowings at December 31, 2021 are as follows:

Facility	Currency	Nominal interest rate	Year of maturity	Fair Value	Carrying Value
Sale and leaseback liabilities	Euro	4.53%	2023	65	65
Sale and leaseback liabilities	USD	5.51%	2023	111	111

Total				176	176